Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Oct. 10, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Mar. 07, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014
Green California Tax-Free Income Fund - Investor Shares
Account Value [Line Items]
Account Value	$ 11,438	$ 11,332	$ 11,255	$ 11,119	$ 11,171	$ 11,274	$ 11,287	$ 11,299	$ 11,299	$ 11,099	$ 10,639	$ 10,722	$ 10,943	$ 11,043	$ 11,033	$ 10,959	$ 11,050	$ 11,051	$ 10,886	$ 11,083	$ 10,857	$ 10,859	$ 10,514		$ 10,547	$ 10,855	$ 11,036	$ 10,835	$ 10,935	$ 10,798	$ 11,036		$ 11,290	$ 11,333	$ 11,585	$ 11,575	$ 11,536	$ 11,558	$ 11,632	$ 11,651	$ 11,581	$ 11,580	$ 11,562	$ 11,504	$ 11,475	$ 11,616	$ 11,589	$ 11,572	$ 11,496	$ 11,527	$ 11,521	$ 11,543	$ 11,428	$ 11,410	$ 11,092	$ 11,123	$ 11,465	$ 11,372	$ 11,228	$ 11,202	$ 11,191	$ 11,183	$ 11,260	$ 11,167	$ 11,090	$ 11,054	$ 10,940	$ 10,920	$ 10,827	$ 10,791	$ 10,710	$ 10,601	$ 10,507	$ 10,550	$ 10,613	$ 10,595	$ 10,567	$ 10,560	$ 10,476	$ 10,505	$ 10,497	$ 10,535	$ 10,608	$ 10,554	$ 10,631	$ 10,632	$ 10,692	$ 10,610	$ 10,544	$ 10,579	$ 10,466	$ 10,403	$ 10,384	$ 10,339	$ 10,265	$ 10,210	$ 10,553	$ 10,615	$ 10,646	$ 10,641	$ 10,639	$ 10,511	$ 10,500	$ 10,446	$ 10,433	$ 10,429	$ 10,319	$ 10,276	$ 10,254	$ 10,232	$ 10,178	$ 10,157	$ 10,096	$ 10,096	$ 10,120	$ 10,174	$ 10,152	$ 10,249	$ 10,099	$ 10,075	$ 10,070	$ 10,013	$ 10,000
U.S. Government Securities Fund - Investor Shares
Account Value [Line Items]
Account Value	10,727	10,586	10,432	10,319	10,191	10,428	10,359	10,458	10,497	10,155	9,860	9,965	10,227	10,277	10,332	10,352	10,418	10,380	10,138	10,308	10,189	10,188	10,037		10,101	10,348	10,549	10,431	10,503	10,439	10,620		10,895	10,927	11,055	11,097	11,075	11,128	11,214	11,224	11,161	11,149	11,130	11,099	11,182	11,331	11,395	11,405	11,395	11,469	11,459	11,522	11,469	11,469	11,480	11,459	11,188	10,978	10,819	10,850	10,878	10,866	10,936	10,706	10,723	10,638	10,460	10,476	10,330	10,348	10,306	10,160	10,087	10,106	10,174	10,111	10,139	10,147	10,083	10,151	10,089	10,138	10,257	10,255	10,284	10,292	10,370	10,289	10,275	10,313	10,271	10,210	10,218	10,186	10,164	10,182	10,398	10,484	10,489	10,553	10,540	10,370	10,377	10,385	10,381	10,311	10,143	10,160	10,198	10,236	10,158	10,157	10,106	10,170	10,188	10,215	10,163	10,287	10,092	10,099	10,031	9,952	10,000
U.S. Government Securities Fund - K Shares
Account Value [Line Items]
Account Value	10,192	10,064	9,922	9,816	9,698	9,928	9,865	9,963	10,008	9,693	9,406	9,520	9,763	9,826	9,883	9,906	9,974	9,940	9,712	9,879	9,769	9,773	9,632		9,697	9,938	10,125	10,023	10,098	10,040	10,217		10,476	10,521	10,648	10,692	10,676	10,731	10,818	10,844	10,777	10,781	10,755	10,729	10,815	10,963	11,039	11,053	11,048	11,114	11,109	11,174	11,128	11,142	11,148	11,132	10,883	10,684	10,524	10,557	10,592	10,592	10,653	10,443	10,463	10,375	10,215	10,225	10,096	10,117	10,080	9,932	9,874	9,897	9,968	9,910	9,941	9,953	9,895	9,967	9,909	9,961	10,082	10,084	10,107	10,129	10,209	10,140	10,130	10,162	10,125	10,078	10,090	10,054	10,046	10,058	10,285	10,374	10,383	10,447	10,443	10,271	10,286	10,302	10,294	10,237	10,065	10,092	10,135	10,177	10,103	10,104	10,057	10,126	10,146	10,176	10,128	10,258	10,066	10,077	10,012	9,939	10,000
S&P 500 Index Fund - Investor Shares
Account Value [Line Items]
Account Value	32,762	32,002	31,622	30,546	29,119	30,371	29,429	27,945	27,493	26,311	24,118	24,635	25,870	26,299	25,490	23,919	23,833	23,480	22,658	23,237	21,865	23,201	21,973		20,323	22,390	23,351	21,389	23,305	23,276	25,508		24,612	25,375	26,762	25,613	25,801	24,122	25,311	24,579	24,023	23,487	23,332	22,152	21,228	20,669	20,891	20,122	18,138	18,620	19,401	18,103	17,146	16,815	16,055	14,234	16,252	17,718	17,737	17,228	16,625	16,273	15,976	16,247	16,025	14,972	16,001	15,372	15,092	14,625	13,550	14,898	14,615	15,689	15,602	15,112	14,558	14,484	14,148	14,103	14,485	15,036	14,217	14,056	13,627	13,312	13,041	13,009	12,755	12,678	12,506	12,382	12,373	11,899	11,698	11,474	11,046	11,244	11,253	11,237	10,844	10,818	10,638	10,596	9,929	9,937	10,452	10,630	10,603	9,779	10,029	10,675	10,462	10,672	10,535	10,432	10,608	10,030	10,342	10,371	10,097	9,855	10,000
S&P 500 Index Fund - K Shares
Account Value [Line Items]
Account Value	31,171	30,457	30,110	29,099	27,751	28,959	28,066	26,665	26,245	25,128	23,042	23,545	24,735	25,158	24,396	22,901	22,829	22,497	21,721	22,282	20,980	22,268	21,096		19,518	21,514	22,448	20,570	22,424	22,407	24,565		23,710	24,458	25,806	24,706	24,897	23,290	24,446	23,750	23,221	22,714	22,573	21,441	20,554	20,023	20,246	19,507	17,591	18,065	18,831	17,577	16,654	16,341	15,607	13,842	15,815	17,247	17,274	16,784	16,204	15,867	15,584	15,857	15,645	14,622	15,637	15,028	14,761	14,309	13,261	14,588	14,317	15,375	15,296	14,820	14,287	14,219	13,895	13,854	14,238	14,785	13,985	13,833	13,416	13,113	12,849	12,822	12,580	12,509	12,342	12,225	12,224	11,758	11,565	11,347	10,929	11,130	11,143	11,133	10,748	10,727	10,551	10,514	9,857	9,870	10,386	10,565	10,543	9,726	9,981	10,629	10,421	10,635	10,502	10,405	10,584	10,011	10,325	10,360	10,091	9,854	10,000
S&P MidCap Index Fund - Investor Shares
Account Value [Line Items]
Account Value	24,411	24,455	23,137	23,522	22,516	23,990	22,727	21,476	21,838	20,102	18,550	19,634	20,734	21,341	20,509	18,783	19,413	19,570	20,237	20,609	18,883	19,994	18,856		17,070	18,763	19,374	17,479	19,353	19,223	20,693		20,440	20,212	21,784	20,751	21,326	20,196	21,030	20,650	20,581	20,814	20,773	19,884	19,015	17,804	17,563	16,490	14,443	14,082	14,593	14,106	13,499	13,356	12,455	10,899	13,646	15,084	15,499	15,073	14,631	14,443	14,007	14,624	14,448	13,432	14,604	14,042	14,158	13,585	12,295	13,864	13,458	14,870	15,037	14,577	14,315	14,245	13,702	13,749	13,635	14,270	13,880	13,855	13,375	13,061	12,585	12,756	12,643	12,436	12,514	12,432	12,474	12,167	11,997	11,739	10,807	11,074	11,136	11,090	10,643	10,633	10,349	10,275	9,488	9,368	9,908	10,326	10,188	9,644	9,955	10,543	10,547	10,685	10,486	10,667	10,537	10,025	10,140	10,061	9,879	9,546	10,000
S&P MidCap Index Fund - K Shares
Account Value [Line Items]
Account Value	22,940	22,992	21,764	22,131	21,200	22,592	21,417	20,244	20,591	18,956	17,500	18,536	19,575	20,166	19,386	17,764	18,370	18,526	19,154	19,522	17,896	18,957	17,879		16,190	17,814	18,396	16,605	18,394	18,274	19,684		19,445	19,234	20,740	19,772	20,327	19,256	20,057	19,709	19,654	19,884	19,850	19,009	18,190	17,035	16,803	15,792	13,833	13,500	13,994	13,529	12,958	12,819	11,960	10,603	13,279	14,690	15,094	14,687	14,267	14,086	13,670	14,275	14,106	13,123	14,274	13,728	13,848	13,291	12,032	13,580	13,182	14,574	14,741	14,299	14,050	13,986	13,457	13,514	13,408	14,030	13,657	13,633	13,169	12,867	12,401	12,577	12,469	12,274	12,352	12,274	12,322	12,025	11,860	11,612	10,697	10,964	11,028	10,986	10,548	10,541	10,270	10,199	9,422	9,305	9,846	10,264	10,132	9,595	9,907	10,498	10,509	10,647	10,454	10,640	10,514	10,005	10,128	10,050	9,876	9,544	10,000
Shelton Equity Income Fund - Investor Shares
Account Value [Line Items]
Account Value	23,329	22,692	22,452	21,881	21,271	22,115	21,580	20,767	20,425	19,724	18,520	18,765	19,355	19,498	18,973	18,094	18,351	18,012	17,557	17,992	17,260	17,815	16,956		15,742	17,030	17,571	16,596	17,713	17,617	18,753		18,232	18,648	19,231	18,455	18,806	17,832	18,657	18,222	18,145	18,045	17,527	16,857	16,062	15,443	15,526	15,052	13,802	14,030	14,309	13,926	13,574	13,472	12,983	12,014	13,176	14,140	14,512	14,235	13,943	13,675	13,251	13,522	13,383	12,677	13,399	12,926	12,874	12,495	11,574	12,608	12,446	13,200	13,196	13,035	12,658	12,730	12,719	12,591	12,858	13,366	12,864	12,687	12,316	12,239	11,854	11,977	11,788	11,656	11,661	11,666	11,708	11,479	11,413	11,255	10,706	10,775	10,866	10,829	10,537	10,491	10,536	10,374	9,775	9,678	10,261	10,378	10,310	9,565	9,893	10,523	10,469	10,673	10,549	10,365	10,540	10,023	10,377	10,309	10,108	9,872	10,000
Shelton Equity Income Fund - K Shares
Account Value [Line Items]
Account Value	22,191	21,587	21,372	20,849	20,260	21,084	20,576	19,811	19,493	18,826	17,679	17,925	18,497	18,641	18,149	17,317	17,574	17,258	16,821	17,247	16,557	17,094	16,275		15,110	16,359	16,882	15,956	17,036	16,951	18,049		17,558	17,964	18,536	17,804	18,144	17,212	18,011	17,606	17,529	17,443	16,953	16,314	15,550	14,960	15,043	14,591	13,378	13,605	13,883	13,517	13,182	13,091	12,620	11,685	12,827	13,759	14,130	13,868	13,591	13,338	12,927	13,195	13,065	12,381	13,091	12,635	12,591	12,228	11,333	12,349	12,193	12,937	12,938	12,783	12,420	12,493	12,493	12,371	12,637	13,143	12,658	12,488	12,123	12,056	11,682	11,810	11,625	11,498	11,508	11,522	11,566	11,342	11,286	11,132	10,592	10,665	10,760	10,728	10,444	10,402	10,450	10,297	9,705	9,612	10,196	10,316	10,257	9,515	9,844	10,480	10,429	10,638	10,516	10,340	10,516	10,004	10,360	10,298	10,103	9,870	10,000
S&P SmallCap Index Fund - Investor Shares
Account Value [Line Items]
Account Value	23,724	24,062	21,696	22,196	21,145	22,425	21,719	21,046	21,927	19,498	18,042	19,136	20,351	21,194	20,112	18,586	18,901	19,455	20,481	20,737	18,959	20,349	19,569		17,414	19,296	20,174	18,356	20,068	19,730	21,396		21,326	21,049	22,730	21,761	22,218	21,410	21,963	21,521	22,042	21,988	21,570	21,143	20,463	19,034	17,930	16,567	14,043	13,688	14,362	13,803	13,237	12,754	12,234	10,841	13,958	15,453	16,099	15,638	15,202	14,907	14,388	15,096	14,942	13,910	15,240	14,680	15,193	14,578	13,202	15,007	14,792	16,539	17,092	16,310	15,844	15,690	14,741	14,599	14,301	14,888	14,526	14,634	14,133	14,051	13,053	13,403	13,304	12,933	13,208	13,073	13,083	12,896	12,931	12,529	11,232	11,702	11,641	11,524	10,989	10,901	10,739	10,617	9,820	9,714	10,343	10,852	10,572	9,979	10,350	10,907	10,927	10,810	10,644	10,930	10,720	10,119	10,439	10,158	10,161	9,474	10,000
S&P SmallCap Index Fund - K Shares
Account Value [Line Items]
Account Value	22,565	22,900	20,653	21,139	20,145	21,375	20,716	20,077	20,922	18,611	17,230	18,289	19,448	20,258	19,239	17,783	18,097	18,639	19,631	19,878	18,179	19,518	18,785		16,727	18,533	19,392	17,648	19,304	18,984	20,595		20,536	20,285	21,913	20,981	21,430	20,663	21,204	20,785	21,299	21,251	20,856	20,461	19,806	18,424	17,366	16,053	13,611	13,271	13,934	13,397	12,853	12,391	11,894	10,545	13,589	15,042	15,682	15,238	14,816	14,541	14,038	14,734	14,593	13,584	14,899	14,351	14,861	14,264	12,923	14,700	14,496	16,213	16,756	15,995	15,547	15,404	14,480	14,344	14,055	14,641	14,289	14,403	13,916	13,840	12,863	13,217	13,122	12,761	13,037	12,908	12,920	12,743	12,784	12,390	11,115	11,583	11,527	11,420	10,891	10,806	10,654	10,536	9,750	9,649	10,274	10,787	10,514	9,929	10,303	10,862	10,888	10,771	10,608	10,903	10,696	10,100	10,426	10,148	10,156	9,476	10,000
Nasdaq-100 Index Fund - Investor Shares
Account Value [Line Items]
Account Value	49,904	49,346	50,158	47,215	44,389	46,480	45,921	43,580	42,782	40,528	36,594	37,370	39,352	39,974	38,494	36,128	33,546	33,393	30,489	30,618	27,676	30,392	28,794		27,692	30,973	32,653	29,009	31,869	32,379	37,380		35,871	37,605	41,096	40,616	39,838	36,953	39,184	37,603	36,586	34,403	34,823	32,890	32,431	32,453	32,266	30,689	27,625	28,542	30,303	27,260	25,373	23,874	22,489	19,523	21,083	22,379	21,714	20,870	20,045	19,220	19,061	19,467	19,041	17,683	19,305	18,362	17,703	17,206	15,705	17,221	17,163	18,696	18,740	17,775	17,328	17,163	16,319	16,329	16,971	17,238	15,900	15,798	15,487	14,919	14,905	14,651	14,064	14,396	13,879	13,528	13,274	12,728	12,114	11,993	11,944	12,139	11,897	11,790	11,013	11,281	10,826	11,126	10,443	10,578	11,381	11,542	11,484	10,346	10,578	11,338	10,867	11,137	10,868	10,695	10,934	10,206	10,426	10,655	10,186	9,909	10,000
Nasdaq-100 Index Fund - K Shares
Account Value [Line Items]
Account Value	47,619	47,113	47,884	45,082	42,404	44,387	43,871	41,648	40,903	38,756	35,003	35,752	37,670	38,279	36,874	34,615	32,157	32,016	29,243	29,371	26,563	29,181	27,654		26,610	29,765	31,399	27,904	30,672	31,172	36,006		34,565	36,244	39,637	39,183	38,449	35,683	37,852	36,336	35,373	33,271	33,691	31,833	31,401	31,434	31,279	29,756	26,804	27,691	29,420	26,476	24,659	23,214	21,868	18,990	20,520	21,790	21,155	20,331	19,543	18,746	18,600	18,998	18,600	17,274	18,866	17,947	17,315	16,835	15,376	16,873	16,815	18,322	18,372	17,439	17,007	16,853	16,030	16,040	16,680	16,951	15,637	15,553	15,258	14,702	14,694	14,436	13,872	14,206	13,701	13,354	13,114	12,580	11,976	11,867	11,817	12,015	11,784	11,685	10,924	11,184	10,740	11,046	10,370	10,508	11,307	11,475	11,425	10,291	10,525	11,292	10,830	11,101	10,836	10,668	10,914	10,186	10,412	10,651	10,189	9,914	10,000
Nasdaq-100 Index Fund - Institutional Shares
Account Value [Line Items]
Account Value	14,357,718	14,197,540	14,423,245	13,575,520	12,764,769	13,357,382	13,193,128	12,517,675	12,288,892	11,639,803	10,504,443	10,727,080	11,293,186	11,468,327	11,043,947	10,363,098	9,623,119	9,576,027	8,740,826	8,777,794	7,934,291	8,714,908	8,256,774		7,940,583	8,881,471	9,363,311	8,318,242	9,141,282	9,287,673	10,722,301	$ 10,000,000
Shelton Sustainable Equity Fund - Investor Shares
Account Value [Line Items]
Account Value	22,789	22,684	21,811	22,999	21,133	22,538	21,384	20,658	21,985	20,066	18,224	20,289	22,179	23,811	23,107	21,537	21,809	22,911	22,458	23,148	21,530	23,553	21,489		21,524	24,318	25,187	22,379	23,936	23,484	26,931		26,062	25,708	29,412	31,072	32,925	30,736	32,652	31,461	32,220	28,620	29,325	29,485	29,472	31,481	28,653	26,857	21,057	19,813	19,510	17,220	15,154	13,963	12,720	10,943	13,470	13,503	13,397	12,787	12,321	12,045	12,123	12,557	12,248	10,933	11,985	11,321	11,541	10,832	9,322	10,339	9,805	10,737	11,132	10,847	10,672	11,060	10,679	10,924	10,970	11,565	11,494	11,412	11,485	11,183	10,893	11,132	10,717	10,434	9,988	9,705	9,636	9,095	8,875	8,786	8,862	9,038	9,139	9,277	8,793	8,937	8,837	8,944	8,453	8,340	9,271	8,925	8,780	8,145	8,598	9,252	9,573	9,831	9,736	9,698	9,680	8,793	9,195	9,227	9,308	9,415	10,000
Shelton Sustainable Equity Fund - Institutional Shares
Account Value [Line Items]
Account Value	546,493	543,824	522,805	551,164	506,290	539,820	512,296	494,613	526,308	480,289	436,037	485,446	530,530	569,459	552,490	514,892	521,381	547,333	536,686	552,989	514,227	562,376	512,940	$ 500,000
Bloomberg U.S. Municipal Index
Account Value [Line Items]
Account Value	12,708	12,609	12,495	12,307	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232		11,326	11,778	12,042	11,732	11,928	11,753	12,087		12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,220	10,327	10,147	10,096	10,079	10,010	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,765	11,599	11,334	11,228	11,041	11,327	11,223	11,384	11,415	10,994	10,518	10,687	10,965	11,036	11,044	11,083	11,205	11,138	10,862	11,150	10,817	10,866	10,481		10,618	11,098	11,420	11,148	11,326	11,253	11,697		12,031	12,167	12,435	12,467	12,430	12,433	12,542	12,566	12,427	12,340	12,300	12,204	12,358	12,539	12,630	12,612	12,490	12,546	12,553	12,655	12,469	12,391	12,333	12,118	12,189	11,974	11,748	11,756	11,762	11,727	11,789	11,492	11,466	11,324	11,127	11,124	10,914	10,921	10,806	10,611	10,548	10,632	10,701	10,633	10,630	10,643	10,568	10,647	10,579	10,680	10,805	10,755	10,769	10,763	10,814	10,718	10,672	10,683	10,601	10,520	10,526	10,456	10,435	10,420	10,673	10,755	10,761	10,774	10,706	10,517	10,514	10,474	10,379	10,306	10,166	10,199	10,226	10,224	10,156	10,170	10,100	10,211	10,236	10,273	10,225	10,322	10,110	10,101	10,030	9,932	10,000
Bloomberg U.S. Treasury Bond
Account Value [Line Items]
Account Value	10,723	10,509	10,146	9,981	9,704	10,334	10,208	10,446	10,682	9,835	9,010	9,478	10,223	10,517	10,750	10,752	11,061	11,003	10,505	11,028	10,364	10,543	9,847		10,426	11,320	11,844	11,536	11,709	11,935	13,100		13,839	14,044	14,650	14,861	14,477	14,213	14,632	14,663	14,147	13,658	13,597	13,288	13,985	14,810	15,364	15,547	15,363	15,839	15,779	16,490	15,821	15,801	16,101	15,782	14,881	13,947	13,053	13,428	13,498	13,615	13,963	12,636	12,616	12,450	11,685	11,898	11,304	11,444	11,368	10,778	10,578	10,910	11,243	11,069	11,234	11,214	10,982	11,199	10,870	11,207	11,581	11,385	11,304	11,313	11,563	11,179	11,248	11,204	10,986	10,819	10,879	10,712	10,670	10,728	11,587	12,080	12,278	12,395	12,123	11,422	11,332	11,389	11,389	11,060	10,531	10,533	10,620	10,678	10,516	10,518	10,162	10,567	10,738	11,082	10,954	11,572	10,660	10,363	10,084	9,814	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	33,882	33,080	32,682	31,550	30,059	31,339	30,363	28,824	28,347	27,115	24,846	25,380	26,650	27,082	26,239	24,612	24,506	24,129	23,275	23,857	22,446	23,819	22,558		20,869	22,986	23,963	21,940	23,914	23,870	26,150		25,214	25,992	27,411	26,235	26,418	24,688	25,893	25,129	24,546	23,986	23,819	22,612	21,664	21,082	21,297	20,509	18,485	18,990	19,740	18,417	17,434	17,094	16,317	14,463	16,501	17,981	17,988	17,461	16,849	16,492	16,189	16,450	16,217	15,149	16,177	15,547	15,251	14,777	13,680	15,038	14,738	15,819	15,730	15,233	14,687	14,597	14,254	14,199	14,569	15,127	14,308	14,150	13,729	13,416	13,145	13,105	12,841	12,761	12,584	12,456	12,442	11,967	11,744	11,516	11,105	11,311	11,309	11,293	10,892	10,864	10,672	10,631	9,955	9,969	10,489	10,657	10,626	9,799	10,048	10,693	10,474	10,680	10,545	10,444	10,612	10,036	10,346	10,372	10,101	9,860	10,000
S&P 1500 Index
Account Value [Line Items]
Account Value	33,005	32,299	31,762	30,789	29,343	30,639	29,646	28,147	27,776	26,459	24,258	24,849	26,108	26,568	25,714	24,080	24,037	23,724	23,026	23,585	22,138	23,495	22,252		20,539	22,627	23,577	21,565	23,527	23,467	25,677		24,810	25,488	26,926	25,762	25,987	24,321	25,482	24,751	24,235	23,742	23,576	22,412	21,473	20,821	20,963	20,135	18,090	18,512	19,241	17,998	17,052	16,720	15,940	14,120	16,244	17,723	17,777	17,258	16,663	16,321	16,004	16,302	16,075	15,010	16,057	15,433	15,187	14,700	13,580	14,967	14,661	15,786	15,733	15,230	14,705	14,614	14,237	14,186	14,501	15,065	14,289	14,148	13,720	13,413	13,104	13,092	12,843	12,745	12,599	12,473	12,465	12,009	11,796	11,561	11,086	11,308	11,309	11,286	10,876	10,845	10,650	10,600	9,911	9,909	10,437	10,637	10,589	9,791	10,049	10,687	10,494	10,685	10,545	10,476	10,608	10,036	10,332	10,339	10,084	9,821	10,000
S&P MidCap 400 Index
Account Value [Line Items]
Account Value	25,198	25,218	23,834	24,217	23,198	24,684	23,376	22,066	22,450	20,650	19,031	20,104	21,219	21,851	20,985	19,224	19,858	20,015	20,678	21,060	19,281	20,411	19,235		17,404	19,166	19,780	17,844	19,743	19,596	21,096		20,807	20,578	22,177	21,105	21,744	20,535	21,384	20,976	20,903	21,120	21,078	20,170	19,270	18,043	17,776	16,687	14,603	14,292	14,772	14,270	13,641	13,472	12,554	10,994	13,785	15,231	15,640	15,212	14,773	14,608	14,174	14,794	14,620	13,582	14,759	14,188	14,269	13,689	12,393	13,974	13,551	14,981	15,147	14,678	14,424	14,363	13,794	13,830	13,703	14,338	13,937	13,907	13,414	13,117	12,623	12,820	12,708	12,505	12,566	12,462	12,511	12,191	11,990	11,733	10,863	11,162	11,234	11,178	10,718	10,673	10,432	10,306	9,497	9,365	9,930	10,362	10,224	9,679	10,001	10,592	10,577	10,718	10,531	10,691	10,551	10,037	10,151	10,068	9,885	9,545	10,000
CBOE S&P 500 BuyWrite Monthly Index
Account Value [Line Items]
Account Value	17,804	17,300	17,106	16,808	16,627	16,855	16,492	16,180	15,899	15,595	15,156	15,260	15,679	15,931	15,706	15,383	15,237	15,064	14,789	14,813	14,218	14,404	14,130		13,313	14,249	14,967	14,406	14,834	15,409	16,173		15,535	15,642	16,041	15,459	15,694	14,994	15,256	14,867	14,793	14,468	14,193	14,078	13,468	13,330	13,315	13,083	11,930	12,381	12,384	12,071	11,623	11,637	11,144	10,649	12,515	13,538	13,692	13,568	13,395	13,124	13,039	13,189	13,051	12,423	12,835	12,637	12,418	12,242	11,836	12,828	12,546	13,271	13,267	13,020	12,650	12,657	12,397	12,234	12,369	12,547	12,428	12,348	12,162	12,091	11,980	11,947	11,791	11,750	11,544	11,440	11,398	11,242	10,998	10,986	10,739	10,715	10,707	10,606	10,522	10,402	10,241	10,196	9,999	9,835	10,272	10,357	10,299	9,878	9,898	10,402	10,119	10,163	10,069	9,926	9,891	9,623	9,761	9,650	9,673	9,842	10,000
S&P SmallCap 600 Index
Account Value [Line Items]
Account Value	24,445	24,802	22,386	22,907	21,807	23,104	22,379	21,659	22,549	19,991	18,464	19,588	20,837	21,737	20,602	19,035	19,375	19,929	21,013	21,275	19,430	20,828	19,995		17,794	19,745	20,651	18,771	20,525	20,149	21,856		21,776	21,476	23,158	22,155	22,674	21,922	22,469	22,025	22,564	22,488	22,031	21,591	20,894	19,409	18,261	16,858	14,265	13,907	14,593	14,033	13,479	12,994	12,457	11,053	14,243	15,757	16,409	15,932	15,459	15,163	14,674	15,366	15,194	14,141	15,493	14,915	15,429	14,785	13,364	15,199	14,973	16,726	17,275	16,478	15,974	15,795	14,837	14,685	14,392	14,972	14,603	14,679	14,180	14,047	13,041	13,385	13,256	12,871	13,151	13,033	13,049	12,845	12,896	12,476	11,085	11,604	11,530	11,375	10,824	10,759	10,584	10,461	9,668	9,561	10,190	10,702	10,423	9,824	10,180	10,736	10,828	10,717	10,556	10,807	10,637	10,032	10,395	10,106	10,134	9,463	10,000
Nasdaq-100 Index
Account Value [Line Items]
Account Value	52,963	52,346	53,193	50,057	47,050	49,231	48,633	46,137	45,282	42,898	38,710	39,514	41,604	42,239	40,677	38,177	35,436	35,253	32,183	32,303	29,190	32,079	30,373		29,203	32,646	34,404	30,554	33,555	34,077	39,324		$ 37,709	$ 39,505	$ 43,169	$ 42,662	$ 41,873	$ 38,793	$ 41,132	$ 39,455	$ 38,374	$ 36,066	$ 36,491	$ 34,453	$ 33,953	$ 33,966	$ 33,857	$ 32,212	$ 28,992	$ 29,939	$ 31,738	$ 28,552	$ 26,583	$ 24,991	$ 23,508	$ 20,400	$ 22,072	$ 23,425	$ 22,741	$ 21,868	$ 21,006	$ 20,127	$ 19,962	$ 20,340	$ 19,871	$ 18,451	$ 20,109	$ 19,061	$ 18,323	$ 17,800	$ 16,307	$ 17,886	$ 17,902	$ 19,591	$ 19,648	$ 18,535	$ 18,037	$ 17,843	$ 16,884	$ 16,815	$ 17,504	$ 17,719	$ 16,301	$ 16,217	$ 15,889	$ 15,197	$ 15,215	$ 14,912	$ 14,315	$ 14,666	$ 14,118	$ 13,739	$ 13,464	$ 12,900	$ 12,257	$ 12,118	$ 12,066	$ 12,248	$ 11,980	$ 11,852	$ 11,063	$ 11,324	$ 10,842	$ 11,191	$ 10,480	$ 10,650	$ 11,426	$ 11,598	$ 11,534	$ 10,368	$ 10,595	$ 11,351	$ 10,871	$ 11,138	$ 10,886	$ 10,684	$ 10,939	$ 10,200	$ 10,411	$ 10,657	$ 10,194	$ 9,925	$ 10,000
S&P 500 Index [Member]
Account Value [Line Items]
Account Value	13,574,194	13,252,727	13,093,350	12,639,807	12,042,675	12,555,499	12,164,123	11,547,535	11,356,694	10,863,174	9,954,111	10,167,906	10,676,962	10,849,706	10,512,008	9,860,474	9,817,800	9,666,914	9,324,570	9,557,769	8,992,721	9,542,508	9,037,459		8,360,575	9,208,682	9,600,196	8,789,743	9,580,558	9,563,013	10,476,591	10,000,000
Nasdaq-100 Index [Member]
Account Value [Line Items]
Account Value	14,448,588	14,280,142	14,511,252	13,655,605	12,835,371	13,430,341	13,267,117	12,586,441	12,353,002	11,702,660	10,560,163	10,779,654	11,349,837	11,522,860	11,096,776	10,414,814	9,667,080	9,617,168	8,779,659	8,812,462	7,963,023	8,751,121	8,285,807		$ 7,966,595	$ 8,905,944	$ 9,385,611	$ 8,335,143	$ 9,153,943	$ 9,296,387	$ 10,727,683	$ 10,000,000
S&P 1500 Index [Member]
Account Value [Line Items]
Account Value	790,322	773,425	760,554	737,262	702,628	733,679	709,886	674,007	665,118	633,585	580,860	595,021	625,173	636,176	615,733	576,617	575,576	568,075	551,377	564,767	530,119	562,592	532,842	500,000
S&P MidCap 400 Index [Member]
Account Value [Line Items]
Account Value	$ 703,468	$ 704,020	$ 665,392	$ 676,077	$ 647,651	$ 689,135	$ 652,613	$ 616,024	$ 626,751	$ 576,497	$ 531,298	$ 561,255	$ 592,397	$ 610,040	$ 585,869	$ 536,703	$ 554,387	$ 558,764	$ 577,292	$ 587,949	$ 538,274	$ 569,844	$ 536,989	$ 500,000